Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 38,788	$ 45,895	$ 54,681	$ 63,621
FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,100	10,000	12,000
US
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 29,700	$ 36,000	$ 43,000